Sep. 25, 2018

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R, Class R6 and

Class T Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

(the “Fund”)

Supplement dated September 25, 2018 to the

Prospectus dated March 30, 2018, as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Prospectus”) and to the Prospectus dated April 16, 2018 (with respect to Class P Shares) (the “Class P Prospectus”)

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%		0.93%	0.93%		0.93%		0.93%		0.93%		0.93%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.23%		0.48%	0.09%		0.23%		0.23%		0.08%		0.23%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.23%		0.23%	0.09%		0.23%		0.23%		0.08%		0.23%
Deferred Income Tax Expenses[3]	0.11%		0.11%	0.11%		0.11%		0.11%		0.11%		0.11%
Total Annual Fund Operating Expenses	1.52%		2.27%	1.13%		1.27%		1.77%		1.12%		1.52%

[2]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
[3]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Multi-Class Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$1,004	$1,333	$2,263
Class C Shares
– Assuming complete redemption at end of period	$330	$709	$1,215	$2,605
– Assuming no redemption	$230	$709	$1,215	$2,605
Institutional Shares	$115	$359	$622	$1,375
Investor Shares	$129	$403	$697	$1,534
Class R Shares	$180	$557	$959	$2,084
Class R6 Shares	$114	$356	$617	$1,363
Class T Shares	$401	$718	$1,058	$2,017

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%
Other Expenses[1]	0.08%
Deferred Income Tax Expenses[2]	0.11%
Total Annual Fund Operating Expenses	1.12%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Class P Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$114	$356	$617	$1,363